Taxes (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Accounting policy for income taxes

Accounting policy for income taxes

The Company calculates income taxes in accordance with current legislation and applying the rates in effect at the end of reporting period. Income taxes expense for the period is recognized in the statement of income of the period, except when the tax arises from a transaction or event which is recognized directly in equity.

a)	Current income taxes

Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously.

Uncertain tax treatments are periodically assessed, considering the probability of acceptance by the tax authority.

b)	Deferred income taxes

Deferred income taxes are generally recognized on temporary differences between the tax base of an asset or liability and its carrying amount. They are measured at the tax rates that are provided for in the specific legislation to apply to the period when the asset is realized or the liability is settled.

Deferred tax assets and liabilities are recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable income will be available against which those deductible temporary differences can be utilized, unless the deferred tax asset arises from the initial recognition of an asset or liability in a transaction that is not a business combination, and at the time of the transaction does not affect either net income or taxable income (tax loss).

Deferred income taxes are offset when there is a legally enforceable right to set off current tax assets and current tax liabilities, when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority, on the same taxable entity, or in different taxable entities that intend to settle current tax liabilities and assets on a net basis, or realize tax assets and settle tax liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.